RIGHT-OF-USE ASSETS AND LEASES - ROU assets by asset class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in ROU assets:
Beginning balance	$ 68,130
Ending balance	65,546	$ 68,130
Cost
Changes in ROU assets:
Beginning balance	127,658	125,164
Additions and adjustments	4,656	170
Foreign exchange	(69)	(34)
Ending balance	126,559	127,658
Accumulated provision
Changes in ROU assets:
Beginning balance	(59,528)	(52,524)
Foreign exchange	68	(4)
Ending balance	(61,013)	(59,528)
ROU assets
Changes in ROU assets:
Beginning balance	2,824
Ending balance	2,725	2,824
ROU assets | Cost
Changes in ROU assets:
Beginning balance	3,786	3,505
Additions and adjustments	307	312
Disposals	(232)	(25)
Foreign exchange		(6)
Ending balance	3,861	3,786
ROU assets | Accumulated provision
Changes in ROU assets:
Beginning balance	(962)	(610)
Depreciation	(396)	(375)
Disposals	221	21
Foreign exchange	(1)	2
Ending balance	$ (1,136)	$ (962)